Cover	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Entity Registrant Name	Dunxin Financial Holdings Ltd
Entity Central Index Key	0001499494
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2019
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Common Stock Shares Outstanding	1,001,131,401
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes
Document Shell Company Report	false